Accrued and Other Liabilities	6 Months Ended
Jun. 30, 2026
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued and Other Liabilities
6.	Accrued and Other Liabilities
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	December 31, 2025	June 30, 2026
Vessel operating and voyage expenses	637,355	966,673
Administrative expenses	273,846	135,489

Total	911,201	1,102,162